Property, plant and equipment and Exploration and evaluation assets - Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases" (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₨ 13,094	$ 174	₨ 5,620	$ 75
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets				$ 4,313